RESTRICTED INVESTMENTS AND BOND COLLATERAL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Restricted Investments and Bond Collateral [Abstract]
Components of restricted investments and bond collateral
The Company’s restricted investments and bond collateral consist of the following:

	March 31, 2014	December 31, 2013
	(In thousands)
Coal Segment:
WML debt reserve account	$13,068	$13,067
Reclamation bond collateral:
Kemmerer Mine	24,944	24,966
Absaloka Mine	11,670	11,653
Rosebud Mine	3,145	3,145
Beulah Mine	1,270	1,270
Power Segment:
Letter of credit account	—	5,998
Corporate Segment:
Proceeds from the New Notes held in escrow	454,219	—
Other requirements for Sherritt Acquisition held in escrow	16,900	—
Postretirement medical benefit bonds	8,481	8,467
Workers’ compensation bonds	6,686	6,667
Total restricted investments and bond collateral	540,383	75,233
Less current portion	(16,900)	(5,998)
Total restricted investments and bond collateral, less current portion	$523,483	$69,235

The Company’s restricted investments and bond collateral consist of the following:

	December 31,
	2013	2012
	(In thousands)
Coal Segment:
WML debt reserve account	$13,067	$13,062
Reclamation bond collateral:
Kemmerer Mine	24,966	24,702
Absaloka Mine	11,653	14,507
Rosebud Mine	3,145	12,495
Beulah Mine	1,270	1,270
Power Segment:
Letter of credit account	5,998	5,990
Corporate Segment:
Postretirement medical benefit bonds	8,467	8,593
Workers’ compensation bonds	6,667	6,590
Total restricted investments and bond collateral	75,233	87,209
Less current portion	(5,998)	—
Total restricted investments and bond collateral, less current portion	$69,235	$87,209

Carrying value and estimated fair value of restricted investments and bond collateral
The Company’s carrying value and estimated fair value of its restricted investments and bond collateral at March 31, 2014 are as follows:

	Carrying Value	Fair Value
	(In thousands)
Cash and cash equivalents	$503,391	$503,391
Time deposits	2,444	2,444
Held-to-maturity securities	34,548	34,707
	$540,383	$540,542

The Company’s carrying value and estimated fair value of its restricted investments and bond collateral at December 31, 2013 are as follows:

	Carrying Value	Fair Value
	(In thousands)
Cash and cash equivalents	$40,605	$40,605
Time deposits	2,444	2,444
Held-to-maturity securities	32,184	32,046
	$75,233	$75,095

Amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities
The amortized cost, gross unrealized holding gains and fair value of held-to-maturity securities at March 31, 2014 is as follows (in thousands):

Amortized cost	$34,548
Gross unrealized holding gains	440
Gross unrealized holding losses	(281)
Fair value	$34,707

The amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities are as follows:

	December 31,
	2013	2012
	(In thousands)
Amortized cost	$32,184	$3,983
Gross unrealized holding gains	309	356
Gross unrealized holding losses	(447)	—
Fair value	$32,046	$4,339
The amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities are as follows:

	Years Ended December 31,
	2013	2012
	(In thousands)
Amortized cost	$11,396	$19,832
Gross unrealized holding gains	764	1,190
Gross unrealized holding losses	(74)	(9)
Fair value	$12,086	$21,013

Maturities of held-to-maturity securities
Maturities of held-to-maturity securities are as follows at March 31, 2014:

	Amortized Cost	Fair Value
	(In thousands)
Due within one year	$1,193	$1,217
Due in five years or less	19,539	19,752
Due after five years to ten years	6,718	6,717
Due in more than ten years	7,098	7,021
	$34,548	$34,707
Maturities of held-to-maturity securities are as follows at March 31, 2014:

	Amortized Cost	Fair Value
	(In thousands)
Within one year	$479	$468
Due in five years or less	17,562	17,880
Due after five years to ten years	4,869	5,023
Due in more than ten years	2,778	3,030
	$25,688	$26,401

Maturities of held-to-maturity securities are as follows at December 31, 2013:

	Amortized Cost	Fair Value
	(In thousands)
Due within one year	$1,111	$1,143
Due in five years or less	17,839	17,944
Due after five years to ten years	6,769	6,665
Due in more than ten years	6,465	6,294
	$32,184	$32,046
Maturities of held-to-maturity securities are as follows at December 31, 2013:

	Amortized Cost	Fair Value
	(In thousands)
Within one year	$17	$17
Due in five years or less	6,645	6,976
Due after five years to ten years	3,002	3,123
Due in more than ten years	1,732	1,970
	$11,396	$12,086

Cost basis, gross unrealized holding gains and fair value of available-for-sale securities
The cost basis, gross unrealized holding gains and fair value of available-for-sale securities are as follows:

	December 31,
	2013	2012
	(In thousands)
Cost basis	$—	$175
Gross unrealized holding gains	—	16
Fair value	$—	$191